Bank Loan (Details) ¥ in Thousands	Feb. 27, 2023 CNY (¥)	Feb. 27, 2023 USD ($)	Aug. 12, 2022 CNY (¥)	Aug. 12, 2022 USD ($)
Bank Loan (Details) [Line Items]
Loan obtain from bank			¥ 5,000	$ 725,000
Loan fixed rate			4.50%	4.50%
Fixed interest rate				$ 4.5
Hangzhou [Member]
Bank Loan (Details) [Line Items]
Loan obtain from bank	¥ 5,000	$ 690,000
Loan fixed rate	4.30%	4.30%